UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06591

Invesco Quality Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      2/28

Date of reporting period:      11/30/18

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	MS-CE-QMINC-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-163.12%(a)

Alabama-2.48%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,390	$4,787,295
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2039	1,130	1,248,334
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2044	1,130	1,245,203
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	2,100	2,185,092
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	700	750,001
Series 2016, RB	5.75%	06/01/2045	505	539,143
Birmingham (City of) Water Works Board; Series 2011, Water RB (c)(d)(e)	5.00%	01/01/2021	3,060	3,248,190
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (e)	5.00%	09/01/2046	2,400	2,747,184
				16,750,442

Alaska-0.64%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (e)	5.50%	10/01/2041	4,065	4,355,485

Arizona-4.29%

Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	2,050	2,153,812
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,109,840
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (f)	5.00%	07/01/2037	675	659,016
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (c)(d)(e)	5.00%	07/01/2021	3,450	3,704,852
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,227,845
Series 2017, Ref. RB	5.00%	11/15/2045	835	798,101
La Paz (County of) Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, Education Facility Lease RB	5.00%	02/15/2048	700	729,288
Mesa (City of); Series 2013, Excise Tax RB (e)	5.00%	07/01/2032	7,600	8,229,584
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	450	488,385
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,780	2,940,851
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	959,390
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (f)	5.25%	07/01/2048	1,125	1,037,182
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	2,525	2,639,736
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2020	500	522,745
Series 2014 A, Hospital RB	5.00%	08/01/2021	800	851,656
				29,052,283

California-22.41%

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(g)	0.00%	08/01/2035	3,570	1,925,729
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(g)	0.00%	08/01/2036	5,770	2,952,798
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (e)	5.00%	04/01/2056	2,280	2,516,824
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	1,390	1,135,338
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	2,680	1,779,761

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)

California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (g)	0.00%	06/01/2055	$10,115	$435,147
California (State of); Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,600	2,811,588
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,305	4,697,099
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	2,460	2,679,137
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,815,280
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, Sr. Lien RB (h)	5.00%	12/31/2043	885	951,322
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,230	1,297,810
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,450	1,515,018
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	3,195	3,301,425
California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/2020	1,000	1,058,200
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	780	817,027
Series 2016 A, RB (f)	5.00%	12/01/2041	1,245	1,279,897
Series 2016 A, RB (f)	5.25%	12/01/2056	950	985,815
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges RB (c)(d)(e)	5.00%	07/01/2028	3,300	3,995,871
Series 2003 A, First Lien Bay Area Toll Bridges RB (c)(d)(e)	5.00%	07/01/2028	1,700	2,058,479
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL)(b)(g)	0.00%	08/01/2029	695	492,380
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2040	4,685	1,892,272
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2041	4,965	1,914,603
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2042	5,265	1,937,678
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2043	3,460	1,214,841
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2044	4,825	1,611,502
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)(d)(e)	5.00%	06/01/2020	4,770	5,003,778
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	1,775	1,149,774
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	1,980	1,224,432
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (d)	5.00%	01/15/2020	5,000	5,082,000
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,250	3,565,640
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	2,495	2,399,766
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	3,455	3,316,835
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (e)	5.00%	05/15/2035	6,000	6,253,440
Los Angeles (City of) Department of Water & Power; Series 2012 A, Waterworks RB (e)	5.00%	07/01/2043	6,510	7,049,288
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC)(b)(g)	0.00%	08/01/2034	1,985	1,099,273
Moreland School District (Crossover Series 14); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC)(b)(g)	0.00%	08/01/2029	3,955	2,755,369
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (i)	6.25%	08/01/2043	1,900	1,555,397
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	2,875	2,152,340
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	08/01/2036	4,025	2,027,916
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	08/01/2037	1,590	764,965
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2027	4,005	3,123,980
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	5,000	3,263,100

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)

Regents of the University of California; Series 2009 O, General RB (c)(d)	5.25%	05/15/2019	$145	$147,379
Series 2009 O, General RB (c)(d)	5.25%	05/15/2019	275	279,513
Series 2009 O, General RB (c)(d)	5.25%	05/15/2019	80	81,313
Series 2013 AI, General RB (e)	5.00%	05/15/2033	4,000	4,427,120
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,085	2,273,838
San Diego (City of) Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2021	6,790	7,360,564
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	875	913,876
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	1,000	1,064,010
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2026	1,995	2,120,765
Series 2011 G, Ref. Second Series RB (c)(d)	5.25%	05/03/2021	3,615	3,905,574
Series 2011 G, Ref. Second Series RB	5.25%	05/01/2027	1,385	1,495,952
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB (c)(d)	5.00%	11/01/2019	2,500	2,576,775
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (e)	5.00%	11/01/2036	4,320	4,665,902
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM)(b)(g)	0.00%	09/01/2030	3,300	2,273,139
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	615	657,896
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (g)	0.00%	06/01/2041	3,295	829,088
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	17,570	10,450,812
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	5,725	3,250,025
				151,633,675

Colorado-3.56%

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	4,000	4,039,760
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (e)	5.50%	01/01/2035	3,900	4,366,089
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2047	555	586,030
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,200	3,301,952
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/2032	5,000	5,582,350
Series 2018 A, Ref. Sub. Airport System RB (e)(h)	5.25%	12/01/2048	4,160	4,661,030
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	665	655,996
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (f)	5.00%	12/15/2041	910	912,375
				24,105,582

Connecticut-0.66%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2041	4,300	4,496,553

District of Columbia-3.28%

District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL)(b)	5.00%	02/01/2031	9,805	9,821,276
Series 2009 A, Sec. Income Tax RB (e)	5.25%	12/01/2027	3,040	3,136,520
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,910	1,838,891
Metropolitan Washington Airports Authority; Series 2009 B, Airport System RB (INS-BHAC)(b)	5.00%	10/01/2029	1,000	1,023,940

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia-(continued)

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	$6,170	$6,359,974
				22,180,601

Florida-10.76%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,092,910
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,145	2,336,420
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,500	2,753,375
Series 2015 A, Airport System RB (h)	5.00%	10/01/2045	2,010	2,168,730
Capital Trust Agency Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. Retirement Facility RB (f)	5.00%	07/01/2046	1,250	1,231,550
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	5,110	5,460,137
County of Broward FL Airport System Revenue; Series 2017, Airport System RB (e)(h)	5.00%	10/01/2047	3,450	3,760,466
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,393,375
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,850	2,995,692
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	995	1,062,680
Hillsborough (County of) Aviation Authority (Tampa International Airport); Series 2018 E, RB (h)	5.00%	10/01/2048	1,960	2,160,136
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	4,630	4,879,187
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	885,746
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	1,000	1,078,630
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM)(b)	5.00%	10/01/2035	1,750	1,892,222
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,170	1,288,345
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (c)(d)	5.00%	10/01/2019	2,850	2,922,618
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB (e)	5.00%	04/01/2053	3,650	3,976,310
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	2,500	2,597,225
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB (c)(d)	6.00%	08/01/2020	880	935,317
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	315	333,131
Miami-Dade (County of) Industrial Development Authority (Waste Management, Inc.); Series 2018 B, Solid Waste Disposal Floating Rate RB (SIFMA Municipal Swap Index + 0.80%)(c)(h)(j)	2.49%	11/01/2021	555	555,128
Orange (County of); Series 2012 B, Ref. Sales Tax RB (e)	5.00%	01/01/2031	7,855	8,459,992
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB (h)	5.00%	10/01/2047	935	1,018,411
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,213,144
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,097,883
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (c)(d)	5.50%	10/01/2019	615	633,432
Series 2009, Improvement RB (c)(d)	5.50%	10/01/2019	2,085	2,147,487
Series 2016, RB (e)	5.00%	10/01/2031	3,330	3,575,621
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	790	863,138
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.00%	07/01/2025	500	554,580
Series 2014 A, Hospital RB	5.00%	07/01/2027	500	549,520
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	1,270	1,332,408
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL)(b)	6.00%	10/01/2029	2,000	2,582,040
				72,786,986

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia-0.47%

Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (d)	2.40%	04/01/2020	$3,200	$3,173,536

Hawaii-2.06%

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	4,100	4,270,437
Series 2015 A, Airport System RB (h)	5.00%	07/01/2041	780	857,088
Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	1,545	1,693,876
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB (c)(d)	5.75%	07/01/2020	1,630	1,725,062
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,196,100
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (h)	5.00%	08/01/2020	3,055	3,191,436
				13,933,999

Idaho-0.46%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.00%	11/15/2032	700	710,577
Series 2017 A, Ref. RB	5.25%	11/15/2037	980	998,179
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,330	1,413,724
				3,122,480

Illinois-19.24%

Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	615	646,014
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	385	402,752
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	01/01/2037	4,175	4,203,515
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	310	323,962
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,030	2,115,179
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	1,000	1,038,970
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	790	840,568
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,085	3,264,084
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,850	2,054,573
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2021	3,200	3,372,288
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,125	1,201,309
Chicago (City of) (O’Hare International Airport); Series 2015 C, RB (h)	5.00%	01/01/2046	775	819,718
Series 2015 D, RB	5.00%	01/01/2046	540	580,214
Series 2017 D, Sr. Lien General Airport RB (e)(h)	5.00%	01/01/2042	2,500	2,673,575
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,240	1,372,568
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2032	1,000	1,002,190
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,825	1,795,271
Series 2018 A, Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2031	625	685,781
Series C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	950	983,801
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,605	1,732,437
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (e)(k)	5.25%	12/01/2036	3,970	4,187,477
Series 2011, Sales Tax Receipts RB (e)(k)	5.25%	12/01/2036	5,000	5,273,900
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,380	3,677,136
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (e)	5.00%	12/15/2032	2,540	2,658,008
Series 2012 B, Ref. Limited Tax GO Bonds (e)	5.00%	12/15/2037	2,540	2,635,783

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Illinois (State of); First Series 2001, Unlimited Tax GO Bonds (INS -NATL)(b)	6.00%	11/01/2026	$2,000	$2,264,060
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,115	1,138,828
Series 2013, Unlimited Tax GO Bonds (INS-AGM)(b)	5.25%	07/01/2029	1,960	2,116,702
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2029	1,000	1,030,990
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	750	764,190
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2024	4,950	5,237,348
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	790	820,929
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2022	555	580,685
Illinois (State of) Finance Authority; Series 2009, RB (c)(d)	6.13%	05/15/2019	105	106,893
Illinois (State of) Finance Authority (Benedictine University); Series 2013 A, RB	5.00%	10/01/2020	1,000	1,026,600
Series 2013 A, RB	5.38%	10/01/2022	1,180	1,213,241
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,415,934
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB (c)(d)	5.38%	08/15/2019	1,900	1,945,600
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010, Ref. RB (c)(d)	6.00%	05/15/2020	1,685	1,779,158
Series 2010, Ref. RB	6.00%	05/15/2039	520	540,514
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,322,785
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,000	1,033,080
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 2009, Ref. RB (c)(d)	6.13%	05/15/2019	120	122,245
Series 2009, Ref. RB (c)(d)	6.13%	05/15/2019	3,280	3,342,123
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,029,642
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (c)(d)	5.75%	02/15/2020	5,020	5,239,625
Series 2010 A, Ref. RB (c)(d)	6.00%	02/15/2020	2,620	2,742,328
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(d)(e)	5.50%	02/15/2021	1,440	1,544,227
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (e)	5.25%	10/01/2052	3,390	3,701,168
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(g)	0.00%	12/15/2029	2,500	1,582,300
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Dedicated State Tax RB (INS-NATL)(b)	5.75%	06/15/2026	8,480	9,245,490
Series 2010, Dedicated State Tax RB (c)(d)	5.50%	06/15/2020	560	589,310
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	1,740	1,754,668
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. State Tax Supported RB (INS-AGM)(b)	5.00%	06/15/2027	3,500	3,798,900
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (e)	5.00%	01/01/2038	10,050	10,798,122
Railsplitter Tobacco Settlement Authority; Series 2010, RB (c)(d)	5.50%	06/01/2021	4,275	4,624,599
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (e)	5.00%	01/01/2048	3,960	4,230,785
				130,224,142

Indiana-3.53%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,000	3,228,000
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	527,545
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	525	548,074
Series 2013, Private Activity RB (h)	5.00%	07/01/2040	3,480	3,652,260
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,690	2,583,341
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB (c)(d)	5.25%	07/01/2023	1,000	1,135,300

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana-(continued)

Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/2027	$3,000	$3,194,280
Series 2013 F, RB (e)	5.00%	02/01/2030	4,500	4,900,770
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	5.88%	01/01/2024	1,015	1,107,842
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (SIFMA Municipal Swap Index + 0.75%) (d)(h)(j)	2.41%	12/02/2019	3,000	3,004,560
				23,881,972

Iowa-2.28%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(d)(e)(k)	5.00%	06/01/2019	4,795	4,869,514
Series 2009 A, Special Obligation RB (c)(d)(e)(k)	5.00%	06/01/2019	3,595	3,650,866
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB (f)	5.88%	12/01/2027	1,000	1,057,300
Series 2013, Ref. Midwestern Disaster Area RB (d)	5.25%	12/01/2037	1,160	1,232,036
Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2043	790	813,005
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,620	1,615,756
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,030	1,024,994
Series 2005 E, Asset-Backed CAB RB (g)	0.00%	06/01/2046	11,725	1,189,149
				15,452,620

Kansas-0.64%

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB (c)(d)	5.50%	11/15/2019	35	36,117
Series 2009, Hospital RB	5.50%	11/15/2029	1,620	1,669,588
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,589,865
Series 2018 I, Ref. Health Care Facilities RB	5.00%	05/15/2047	1,000	1,008,210
				4,303,780

Kentucky-2.61%

Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(d)(j)	3.06%	02/01/2025	670	679,159
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,220	1,275,083
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,290	1,330,235
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	935	969,071
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (c)(d)	6.00%	06/01/2020	1,900	2,010,846
Series 2010 A, Hospital RB (c)(d)	6.38%	06/01/2020	1,625	1,728,724
Series 2010 A, Hospital RB (c)(d)	6.50%	06/01/2020	2,050	2,184,275
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB (c)(d)	5.00%	07/01/2022	1,860	2,044,810
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,325,350
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/2035	2,000	2,139,320
				17,686,873

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana-1.85%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (c)(d)	5.25%	10/01/2020	$2,450	$2,593,276
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM)(b)	5.25%	06/01/2028	2,000	2,208,660
Series 2013 A, Power Project RB (INS-AGM)(b)	5.25%	06/01/2031	2,000	2,197,140
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/2021	1,000	1,073,680
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	770	797,273
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	770	809,825
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,465	1,559,800
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,235	1,306,235
				12,545,889

Maryland-1.12%

Howard (County of) (Downtown Columbia); Series 2017 A, Special Obligation Tax Allocation RB (f)	4.38%	02/15/2039	1,000	983,450
Series 2017 A, Special Obligation Tax Allocation RB (f)	4.50%	02/15/2047	500	492,115
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	760,780
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,435	1,539,325
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (c)(d)	5.75%	06/01/2020	2,440	2,577,152
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	703,446
Series 2017, Ref. RB	5.00%	04/01/2032	500	515,065
				7,571,333

Massachusetts-2.50%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,070,079
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	165	165,411
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	1,550	1,638,474
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012, RB (c)(d)	5.00%	07/01/2021	2,890	3,095,970
Series 2012, RB	5.00%	07/01/2031	2,730	2,907,067
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (c)(d)	6.75%	01/01/2021	735	803,708
Series 2011 I, RB	6.75%	01/01/2036	490	533,767
Massachusetts (State of) School Building Authority;; Series 2011 B, Sr. Dedicated Sales Tax RB (e)	5.00%	10/15/2035	5,325	5,690,561
				16,905,037

Michigan-3.61%

Detroit (City of) Downtown Development Authority ; Series 2018 A, Tax Increment RB	5.00%	07/01/2038	1,000	1,050,340
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	1,185	1,199,398
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	3,400	3,607,400
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (e)	5.00%	04/15/2041	2,655	2,930,934
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,710	1,838,934
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,130	1,200,320
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	565	613,856
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	565	620,347
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,165	1,263,873
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,070	2,243,818

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan-(continued)

Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (e)	5.00%	12/01/2046	$3,575	$3,904,472
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,180	3,120,375
Western Michigan University; Series 2013, Ref. General RB	5.25%	11/15/2030	400	447,572
Series 2013, Ref. General RB	5.25%	11/15/2031	350	391,279
				24,432,918

Minnesota-0.06%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	425	398,786

Missouri-1.04%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	2,130,988
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	465	479,378
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/2020	1,000	1,031,830
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,429,450
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2018 A, Senior Living Facilities RB	5.00%	09/01/2038	1,975	1,977,864
				7,049,510

Nebraska-2.02%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (l)	5.00%	09/01/2032	5,500	5,918,660
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,641,450
Omaha (City of) Public Power District;; Series 2011 B, RB (c)(d)(e)	5.00%	02/01/2021	4,800	5,106,768
				13,666,878

Nevada-0.55%

Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (h)	5.00%	07/01/2028	2,000	2,164,020
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	1,500	1,542,870
				3,706,890

New Jersey-6.66%

New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/2019	6,900	7,030,272
New Jersey (State of) Economic Development Authority; School Facilities Construction RB (h)	5.00%	07/01/2023	1,750	1,909,495
School Facilities Construction RB (INS-AMBAC)(b)	5.50%	09/01/2024	2,000	2,262,280
Series 2005 N-1, Ref. School Facilities Construction RB (INS-NATL)(b)(e)(k)	5.50%	09/01/2022	3,555	3,892,156
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (c)(d)	5.75%	06/01/2020	1,990	2,101,858
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.50%	01/01/2026	1,000	1,110,880
Series 2013, Private Activity RB (h)	5.38%	01/01/2043	1,000	1,069,190

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey-(continued)

New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2020	$5,000	$5,176,400
Series 2006 C, Transportation System CAB RB (INS-AGC)(b)(g)	0.00%	12/15/2026	8,435	6,328,527
Series 2011 A, Transportation System RB	5.50%	06/15/2041	1,000	1,048,720
Series 2018 A, Ref. Federal Highway Reimbursement RN (e)(k)	5.00%	06/15/2029	1,505	1,665,689
Series 2018 A, Ref. Federal Highway Reimbursement RN (e)(k)	5.00%	06/15/2030	515	567,139
Series 2018 A, Ref. Federal Highway Reimbursement RN	5.00%	06/15/2031	960	1,052,870
Series 2018 A, Ref. RB	5.00%	12/15/2034	1,000	1,068,740
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	935	1,040,590
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/2023	4,000	4,194,120
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.25%	06/01/2046	3,345	3,550,316
				45,069,242

New Mexico-0.41%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,650	2,777,518

New York-14.20%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (c)(d)	6.25%	01/15/2020	1,740	1,825,556
Series 2009, PILOT RB (c)(d)	6.38%	01/15/2020	720	756,396
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,460	2,352,400
Metropolitan Transportation Authority; Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,643,655
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,680	1,790,762
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. Consolidated RB (e)(h)	5.00%	09/15/2028	3,105	3,621,082
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (h)	5.75%	10/01/2036	2,615	2,639,659
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	2,400	2,499,096
Series 2012 FF, Water & Sewer System RB (e)	5.00%	06/15/2045	1,000	1,081,160
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	2,900	3,163,233
New York (City of) Transitional Finance Authority; Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	1,535	1,668,115
Subseries 2009 A-1, Future Tax Sec. RB (c)(d)(e)	5.00%	05/01/2019	3,695	3,744,772
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/2028	4,615	4,669,180
Subseries 2009 A-1, Future Tax Sec. RB (e)	5.00%	05/01/2029	3,695	3,744,772
Subseries 2011 D-1, Future Tax Sec. RB (e)	5.00%	11/01/2033	1,725	1,848,717
Subseries 2012 E-1, Future Tax Sec. RB (e)	5.00%	02/01/2037	7,155	7,627,373
New York (Counties of) Tobacco Trust V; Series 2005 S-2, Sub. Pass Through CAB RB (g)	0.00%	06/01/2050	10,140	1,226,940
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	2,995	3,287,012
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC)(b)	5.50%	05/15/2029	1,805	2,223,507
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (e)	5.00%	03/15/2030	5,805	6,168,393
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,050	2,237,534
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (e)	5.00%	04/01/2029	4,860	5,176,921
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)(d)	5.00%	03/15/2019	1,310	1,322,078
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	4,840	4,947,206
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (e)	5.00%	09/15/2040	5,100	5,490,660
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,770	1,887,723

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York-(continued)

New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (h)	5.00%	08/01/2031	$1,545	$1,595,336
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (h)	5.00%	01/01/2031	3,160	3,494,676
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (h)	5.00%	07/01/2046	1,620	1,700,190
Series 2016 A, Special Facilities RB (h)	5.25%	01/01/2050	2,985	3,163,593
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB (c)(d)	5.00%	07/01/2019	1,250	1,272,838
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,500	1,537,650
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	4,925	4,698,745
				96,106,930

North Carolina-6.62%

Charlotte (City of) (Charlotte Douglas International Airport); Series 2017 A, Airport RB (e)	5.00%	07/01/2042	4,000	4,487,120
Series 2017 A, Airport RB (e)	5.00%	07/01/2047	1,775	1,983,509
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (e)	5.00%	06/01/2039	13,600	13,780,472
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (e)	5.00%	10/01/2055	6,705	7,443,757
Series 2015 B, Ref. RB (e)	5.00%	10/01/2055	2,115	2,348,031
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	12/31/2037	2,000	2,118,080
Series 2015, Private Activity RB (h)	5.00%	06/30/2054	1,115	1,166,379
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (c)(d)	5.00%	01/01/2019	1,525	1,528,782
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (e)	5.00%	06/01/2042	5,110	5,500,149
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (e)	5.00%	07/01/2036	1,755	1,866,899
Series 2011, Monroe Connector System State Appropriation RB (e)	5.00%	07/01/2041	2,430	2,587,440
				44,810,618

North Dakota-0.59%

Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2043	2,040	2,116,765
Series 2017 C, Health Care Facilities RB	5.00%	06/01/2048	1,815	1,874,423
				3,991,188

Ohio-6.12%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	775	836,907
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	1,450	1,541,379
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	490	529,901
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	450	421,182
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	6,955	6,599,321
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB	6.50%	01/01/2034	1,000	1,024,170
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,555	1,655,095
Series 2017, Ref. RB	5.25%	02/15/2047	2,500	2,617,475
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	2,000	1,923,100
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (e)	5.00%	11/15/2036	3,390	3,617,571
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,000	1,085,290

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio-(continued)

Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	$3,000	$3,239,190
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,370	1,392,797
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (c)(d)	6.25%	06/01/2021	2,470	2,718,210
Lucas (County of), Ohio (ProMedica Healthcare System); Series 2018 A, Ref. Hospital RB	5.25%	11/15/2048	1,585	1,676,851
Montgomery (County of) (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB (f)	6.00%	04/01/2038	1,425	1,379,001
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(h)	5.00%	12/31/2039	735	790,720
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (f)(h)	4.25%	01/15/2038	555	547,824
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB (c)(d)	5.75%	05/15/2020	3,055	3,214,899
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	1,780	1,850,435
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/2028	2,500	2,741,200
				41,402,518

Oklahoma-0.57%

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	2,055	2,218,311
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.- Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,785	1,647,751
				3,866,062

Oregon-0.48%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (c)(d)	5.25%	04/01/2019	685	692,734
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB	6.38%	11/01/2033	2,465	2,527,266
				3,220,000

Pennsylvania-2.30%

Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,070,190
Beaver (County of) Industrial Development Authority (FirstEnergy Nuclear Generation); Series 2006 A, Ref. PCR (d)(m)	4.38%	07/01/2022	850	824,500
Pennsylvania (State of) Turnpike Commission; Series 2012 A, Sub. RB	5.00%	12/01/2020	1,370	1,445,446
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	1,105	1,239,125
Subseries 2010 B-2, Sub. RB (c)(d)	5.75%	12/01/2020	1,345	1,443,266
Subseries 2010 B-2, Sub. RB (c)(d)	5.75%	12/01/2020	730	783,334
Subseries 2010 B-2, Sub. RB (c)(d)	5.75%	12/01/2020	775	831,622
Subseries 2010 B-2, Sub. RB (c)(d)	6.00%	12/01/2020	250	269,480
Subseries 2010 B-2, Sub. RB (c)(d)	6.00%	12/01/2020	1,235	1,331,231
Subseries 2010 B-2, Sub. Turnpike RB (c)(d)	6.00%	12/01/2020	265	285,649
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,010	1,098,516
Series 2017 B, Ref. Airport RB (h)	5.00%	07/01/2047	3,595	3,886,698
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	775	835,713
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS -BHAC)(b)	5.13%	09/01/2023	250	250,768
				15,595,538

Puerto Rico-1.36%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	2,465	2,470,768
Series 2002, Tobacco Settlement Asset-Backed RB	5.63%	05/15/2043	1,405	1,407,641
Series 2005 A, Tobacco Settlement Asset-Backed RB (g)	0.00%	05/15/2050	5,450	631,055

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico-(continued)

Puerto Rico (Commonwealth of); Series 2006 A, Public Improvement Unlimited Tax GO Bonds (INS-AGC) (CPI Rate + 1.00%)(b)(j)	3.46%	07/01/2019	$610	$612,471
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2033	690	719,539
Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2035	610	631,332
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. Transportation RB (INS-NATL)(b)	5.25%	07/01/2032	725	758,285
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	1,910	1,977,003
				9,208,094

South Carolina-1.63%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (c)(d)	5.25%	08/01/2023	1,400	1,585,374
South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	3,005	3,261,777
Series 2015, RB (h)	5.25%	07/01/2055	1,230	1,331,377
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	1,120	1,171,251
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	3,480	3,691,445
				11,041,224

South Dakota-0.21%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,398,082

Tennessee-0.72%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2036	1,785	1,970,925
Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/2023	1,280	1,423,565
Series 2006 A, Gas RB	5.25%	09/01/2026	1,275	1,466,518
				4,861,008

Texas-17.38%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (e)	5.00%	08/15/2034	5,105	5,574,047
Arlington (City of); Series 2009, Special Tax RB (c)(d)	5.00%	02/15/2019	1,510	1,519,664
Series 2009, Special Tax RB (c)(d)	5.00%	02/15/2019	1,760	1,771,264
Series 2009, Special Tax RB (c)(d)	5.00%	02/15/2019	730	734,599
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation (c)(d)	5.00%	06/15/2019	2,500	2,542,300
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB (c)(d)	6.20%	07/01/2020	2,225	2,364,841
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (h)	5.25%	11/01/2026	2,000	2,220,820
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM)(b)	5.25%	08/15/2031	5,395	6,711,542
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (c)(d)	5.00%	12/01/2019	1,300	1,339,273
Houston (City of); Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds (c)(d)	5.00%	03/01/2019	1,785	1,798,727
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2027	215	216,535
Series 2011 D, First Lien Combined Utility System RB (e)	5.00%	11/15/2033	2,700	2,896,344
Series 2011 D, First Lien Combined Utility System RB (e)	5.00%	11/15/2036	4,005	4,278,542
Houston (City of) Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (h)	5.00%	07/15/2020	775	799,963
Houston (City of) Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (h)	4.75%	07/01/2024	500	532,465

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM)(b)(g)	0.00%	09/01/2025	$4,650	$3,809,326
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM)(b)	5.00%	04/15/2023	285	285,670
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,205	1,227,883
Lower Colorado River Authority; Series 2012 A, Ref. RB (c)(d)	5.00%	05/15/2022	5	5,466
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,125	2,296,360
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,250	2,371,342
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2032	205	206,093
Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2033	1,280	1,281,882
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, Sr. Living RB	4.75%	07/01/2052	750	742,515
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	1,900	2,005,165
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing - Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2034	1,000	1,038,730
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,000	1,085,280
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC)(b)(g)	0.00%	01/01/2028	18,900	14,131,152
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC)(b)(g)	0.00%	01/01/2031	3,740	2,471,579
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,500	1,619,250
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,495	2,703,931
Tarrant County Cultural Education Facilities Finance Corp; (e)	5.00%	02/15/2047	3,260	3,543,718
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,395	1,408,783
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,090	1,091,308
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, Retirement Facility RB	6.38%	02/15/2048	1,765	1,880,007
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,900	4,263,207
Temple (City of); Series 2018 A, Incremental RB (f)	5.00%	08/01/2028	750	799,372
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,555	1,722,349
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,170	1,494,179
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	970	436,064
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	4,080	4,302,809
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB (c)(d)	5.00%	05/15/2019	2,500	2,535,775
Series 2009 A, Financing System RB (c)(d)	5.00%	05/15/2019	890	902,736
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,860	5,591,430
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	4,095	4,414,164
Series 2012, Gas Supply RB	5.00%	12/15/2029	2,000	2,150,860
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,284,828
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,195	1,277,706
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (h)	5.00%	12/31/2055	1,050	1,092,441
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,945	2,026,826
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,300	1,500,187

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

University of Houston; Series 2008, Ref. RB (INS-AGM)(b)(e)	5.00%	02/15/2033	$1,326	$1,328,944
				117,630,243

Utah-0.99%

Salt Lake City (City of); Series 2017 A, Airport RB (e)(h)	5.00%	07/01/2047	2,490	2,707,203
Series 2018 A, Airport RB (h)	5.00%	07/01/2048	1,230	1,343,111
Series 2018 A, Airport RB (h)	5.25%	07/01/2048	1,635	1,820,621
Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital Floating Rate RB (c)(n)	10.58%	05/15/2020	800	824,184
				6,695,119

Virgin Islands-0.36%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	540	544,050
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,860	1,873,950
				2,418,000

Virginia-2.03%

Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/2019	2,430	2,486,036
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	725	783,870
Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	2,930	3,102,548
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	3,975	4,148,469
Series 2012, Sr. Lien RB (h)	5.00%	01/01/2040	1,905	1,979,676
Virginia (State of) Small Business Financing Authority (Transform 66P3); Series 2017, Sr. Lien Private Activity RB (h)	5.00%	12/31/2056	1,170	1,217,946
				13,718,545

Washington-4.91%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2025	925	995,032
Kalispel Tribe of Indians; Series 2018 B, RB (f)	5.25%	01/01/2038	1,000	1,036,480
State of Washington; Series 2019 A, Various Purpose Unlimited Tax GO Bonds (e)	5.00%	08/01/2042	1,770	2,006,861
Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	8,850	9,034,877
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2019	8,420	8,595,894
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2043	1,105	1,223,699
Series 2018, RB (e)	5.00%	07/01/2048	3,955	4,355,325
Series 2018, RB	5.00%	07/01/2048	790	863,312
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (e)	5.00%	02/01/2041	3,000	3,080,550
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	2,000	2,068,120
				33,260,150

Wisconsin-3.14%

Public Finance Authority; Series 2016, Lease Development RB (e)	5.00%	03/01/2046	3,375	3,631,061
Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB (f)	6.75%	08/01/2031	865	933,041
Series 2017, Limited Obligation PILOT RB (f)	6.75%	12/01/2042	2,015	2,252,387
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (c)(d)	5.63%	05/01/2019	190	192,977
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	1,810	1,838,001
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,674,160

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin-(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.00%	05/01/2026	$1,100	$1,144,231
Series 2014, RB	5.13%	05/01/2029	1,000	1,033,780
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, Sr. RB (f)	6.38%	01/01/2048	2,330	2,367,070
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,585	1,659,178
Series 2018 A, RB	5.35%	12/01/2045	1,585	1,656,658
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	843,614
				21,226,158

Wyoming-0.32%

Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(e)	5.00%	01/01/2047	2,020	2,199,659
TOTAL INVESTMENT IN SECURITIES(o)-163.12% (Cost $1,048,341,114)				1,103,914,146
FLOATING RATE NOTE OBLIGATIONS-(30.57)%
Notes with interest and fee rates ranging from 2.16% to 2.61% at 11/30/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(p)				(206,865,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES-(34.56)%				(233,846,270)
OTHER ASSETS LESS LIABILITIES-2.01%				13,547,904
NET ASSETS APPLICABLE TO COMMON SHARES-100.00%				$676,750,780

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CAB	- Capital Appreciation Bonds
Conv.	- Convertible
COP	- Certificates of Participation
CPI	- Consumer Price Index
Ctfs.	- Certificates
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
Jr.	- Junior
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
PILOT	- Payment-in-Lieu-of-Tax
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
Sec.	- Secured
SIFMA	- Securities Industry and Financial Markets Association
Sr.	- Senior
Sub.	- Subordinated
Wts.	- Warrants

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $30,731,602, which represented 4.54% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(k)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $12,735,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Security subject to crossover refunding.
(m)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2018 represented less than 1% of the Trust’s Net Assets.

(n)

Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $824,184, which represented less than 1% of the Trust’s Net Assets.

(o)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Trust’s investments with a value of $312,455,506 are held by TOB Trusts and serve as collateral for the $206,865,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate

                                 Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary Trusts to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

    Level 1 – Prices are determined using quoted prices in an active market for identical assets.

    Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

                                 Invesco Quality Municipal Income Trust

    Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of November 30, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 Invesco Quality Municipal Income Trust

Item 2. Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Quality Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.